SUPPLEMENT DATED JULY 31, 2023 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco International Equity Fund
(the "Fund”)
This supplement amends the Statement of Additional Information for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
As of July 28, 2023, the following Fund is no longer included in the Statement of Additional Information:
Invesco International Equity Fund
AIMF-SAI-SUP 073123